Related parties - Additional information (Details)															3 Months Ended			12 Months Ended
	Dec. 31, 2022 USD ($) shareholder installment	Apr. 01, 2022 shares installment	Mar. 24, 2022 USD ($)	Dec. 31, 2021 USD ($) shares installment	Apr. 01, 2021 shares installment	Sep. 15, 2020 USD ($)	Apr. 01, 2020 shares installment	Nov. 19, 2019 USD ($)	Apr. 01, 2019 shares installment	Jan. 08, 2019 shares	Feb. 16, 2018 shares	Feb. 09, 2017 shares	Feb. 02, 2016 shares	Feb. 12, 2015 shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2020	Dec. 31, 2022 USD ($) shares shareholder installment tons	Dec. 31, 2021 USD ($) shares tons installment $ / shares	Dec. 31, 2020 USD ($) tons installment	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Number of major shareholders | shareholder	2																	2
Proportion of ownership interest in subsidiary																		100.00%
Number of options granted (in shares)																		0	0
Vesting period																			5 years
Number of share options forfeited in share-based payment arrangement																		0	0
Number of installments | installment									3
Fuel oil swapped | tons																		23,537	44,451	51,000
Consideration paid (received) | $			$ 21,500,000			$ 20,500,000
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation | $			$ 3,300,000			$ 400,000
Borrowings | $	$ 1,696,280,000			$ 1,712,180,000														$ 1,696,280,000	$ 1,712,180,000	$ 1,273,413,000
CMB | Euronav NV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.90%
Percentage of voting equity interests acquired	25.00%
Famatown and Frontline | Euronav NV
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary	22.90%
Percentage of voting equity interests acquired	24.90%
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary																		100.00%
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary																		100.00%
Joint ventures where entity is venturer
Disclosure of transactions between related parties [line items]
Related Party Secured Term Loan | $								$ 36,700,000
Related Party Revolving Credit Agreement | $								$ 3,000,000
Joint ventures where entity is venturer | Reslea N.V.
Disclosure of transactions between related parties [line items]
Leases as lessee, related party transactions | $																		$ 419,526	356,729	335,033
Joint ventures
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture								50.00%
Guaranteed portion of related party debt | $																			19,800,000
Joint ventures | Tankers (UK) Agencies Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture																		50.00%
Subsidiaries | Tankers International LLC
Disclosure of transactions between related parties [line items]
Leases as lessor, related party transactions | $																		$ 216,040	235,205	$ 218,074
Stock option | Executive Committee
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)														236,590
Stock option | Executive Committee (Excluding Chief Executive Officer)
Disclosure of transactions between related parties [line items]
Vesting period														13 years
Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period					3 years		3 years		3 years
Number of installments | installment		3					3
Restricted stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)														65,433
Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)		163,022					144,392		152,346
Number of options vested (in shares)				105,626
Phantom stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Number of instruments granted in share-based payment arrangement (in shares)											154,432		54,616
Joint Venture Credit Facility | Joint ventures
Disclosure of transactions between related parties [line items]
Borrowings | $	$ 0			$ 39,500,000														$ 0	$ 39,500,000
Long term incentive plan 2017 | Phantom stock units
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)												66,449
Long term incentive plan 2017 | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)												66,449
Transaction based incentive plan
Disclosure of transactions between related parties [line items]
Vesting period																					5 years
Transaction based incentive plan | Phantom stock units
Disclosure of transactions between related parties [line items]
Equity instruments granted (in shares)										1,200,000
Number of share options forfeited in share-based payment arrangement																			400,000
Long term incentive plan 2020
Disclosure of transactions between related parties [line items]
Number of installments | installment																				3
Long term incentive plan 2020 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period							3 years											3 years
Equity instruments granted (in shares)							144,392
Annual vesting percentage							100.00%
Number of installments | installment							3
Long term incentive plan 2020 | Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period																				3 years
Equity instruments granted (in shares)							144,392
Annual vesting percentage																				100.00%
Number of options vested (in shares)																		76,166
Long term incentive plan 2021
Disclosure of transactions between related parties [line items]
Number of installments | installment				3															3
Long term incentive plan 2021 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period					3 years													3 years
Equity instruments granted (in shares)					193,387
Annual vesting percentage					100.00%
Number of installments | installment					3
Long term incentive plan 2021 | Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)					193,387
Vesting period																			3 years
Equity instruments granted (in shares)					193,387
Annual vesting percentage																			100.00%
Number of options vested (in shares)																		64,462
Long term incentive plan 2022
Disclosure of transactions between related parties [line items]
Number of installments | installment	3																	3
Long term incentive plan 2022 | Restricted stock units
Disclosure of transactions between related parties [line items]
Vesting period		3 years
Equity instruments granted (in shares)		163,022
Annual vesting percentage		100.00%
Number of installments | installment		3
Long term incentive plan 2022 | Restricted stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options granted (in shares)		163,022
Vesting period																		3 years
Annual vesting percentage																		100.00%
Number of options vested (in shares)																		0
Tranche one | Phantom stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche one | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche one | Long term incentive plan 2017 | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.33%
Tranche one | Long term incentive plan 2017 | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period																		2 years
Annual vesting percentage																		33.33%
Tranche one | Transaction based incentive plan | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																	12.00%		12.00%
Target share price (in USD per share) | $ / shares																			$ 12
Tranche two | Phantom stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche two | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche two | Long term incentive plan 2017 | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.33%
Tranche two | Long term incentive plan 2017 | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period																		3 years
Annual vesting percentage																		33.33%
Tranche two | Transaction based incentive plan | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																19.00%			16.00%
Target share price (in USD per share) | $ / shares																			$ 14
Tranche three | Phantom stock units | Executive Committee
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche three | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.30%
Tranche three | Long term incentive plan 2017 | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage																		33.33%
Tranche three | Long term incentive plan 2017 | Phantom stock units | Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Vesting period																		4 years
Annual vesting percentage																		33.33%
Tranche three | Transaction based incentive plan | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage															25.00%				25.00%
Target share price (in USD per share) | $ / shares																			$ 16
Tranche Four | Transaction based incentive plan | Phantom stock units
Disclosure of transactions between related parties [line items]
Annual vesting percentage															44.00%				44.00%
Target share price (in USD per share) | $ / shares																			$ 18